Loans Receivable, Part II (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	$ 17,585,000	$ 16,081,000	$ 28,346,000
60 to 89 Days Past Due	9,464,000	7,011,000	8,452,000
Greater than 90 Days	33,557,000	51,358,000	56,612,000
Total Past Due	60,606,000	74,450,000	93,410,000
Current	1,046,309,000	1,059,222,000	1,123,254,000
Total Loans	1,106,915,000	1,133,672,000	1,216,664,000
Loan Receivable, 1 to 59 Days Past Due, Nonaccrual Status	3,600,000	2,400,000	4,600,000
Loan Receivable, 60 to 89 Days Past Due, Nonaccrual Status	6,200,000	2,800,000	1,400,000
Loan Receivable, Nonaccrual Status	9,900,000	18,200,000	15,700,000
90 or more days past due	0	0	0
One-to Four-family [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	8,371,000	11,745,000	12,650,000
60 to 89 Days Past Due	6,126,000	5,402,000	5,536,000
Greater than 90 Days	20,971,000	29,259,000	40,001,000
Total Past Due	35,468,000	46,406,000	58,187,000
Current	390,225,000	414,415,000	438,549,000
Total Loans	425,693,000	460,821,000	496,736,000
Over Four-Family [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	1,691,000	3,543,000	13,044,000
60 to 89 Days Past Due	1,200,000	1,498,000	2,630,000
Greater than 90 Days	8,427,000	18,336,000	8,946,000
Total Past Due	11,318,000	23,377,000	24,620,000
Current	507,427,000	490,986,000	527,620,000
Total Loans	518,745,000	514,363,000	552,240,000
Home Equity [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	1,471,000	416,000	1,982,000
60 to 89 Days Past Due	143,000	111,000	131,000
Greater than 90 Days	206,000	404,000	290,000
Total Past Due	1,820,000	931,000	2,403,000
Current	33,562,000	35,563,000	36,196,000
Total Loans	35,382,000	36,494,000	38,599,000
Construction and Land [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	5,476,000	87,000	49,000
60 to 89 Days Past Due	1,995,000	0	155,000
Greater than 90 Days	3,170,000	2,180,000	6,790,000
Total Past Due	10,641,000	2,266,000	6,994,000
Current	26,340,000	31,552,000	32,534,000
Total Loans	36,981,000	33,818,000	39,528,000
Commercial Real Estate [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	576,000	290,000	70,000
60 to 89 Days Past Due	0	0	0
Greater than 90 Days	272,000	668,000	515,000
Total Past Due	848,000	959,000	585,000
Current	70,112,000	64,536,000	64,849,000
Total Loans	70,960,000	65,495,000	65,434,000
Consumer [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	0	0	8,000
60 to 89 Days Past Due	0	0	0
Greater than 90 Days	0	0	0
Total Past Due	0	0	8,000
Current	134,000	132,000	101,000
Total Loans	134,000	132,000	109,000
Commercial Loans [Member]
Financing receivable, recorded investment, aging [Abstract]
1 to 59 Days Past Due	0	0	543,000
60 to 89 Days Past Due	0	0	0
Greater than 90 Days	511,000	511,000	70,000
Total Past Due	511,000	511,000	613,000
Current	18,509,000	22,038,000	23,405,000
Total Loans	$ 19,020,000	$ 22,549,000	$ 24,018,000